Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) subsidiary	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Pidwal
Variable Interest Entity [Line Items]
Number of Rig Holding Subsidiaries | subsidiary	2
Derotech | Marketing And Logistic Services Agreements
Variable Interest Entity [Line Items]
Fees incurred under marketing and logistics agreement | $	$ 8.7	$ 13.9	$ 16.6
Pacific Scirocco Ltd. | Pidwal
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	50.10%
Pacific Bora Ltd. | Pidwal
Variable Interest Entity [Line Items]
Percentage of ownership in joint venture	50.10%
Pacific International Drilling West Africa Limited | Derotech Offshore Services Limited
Variable Interest Entity [Line Items]
Percentage of noncontrolling interest	51.00%